Subsequent Events (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Options granted		1,921,424	2,799,256
Options exercise price | $ / shares		$ 1.76	$ 1.75	$ 1.43
Options expired unexercised		545,000	292,934
Certain officers, directors, employees and consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted	2,140,306
Options exercise price | $ / shares	$ 1.05
Option exercisable period	5 years
Option vesting period	vesting one-third immediately and one-third every year thereafter
Certain officers and directors [Member] | Restricted share units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted	927,276
Option vesting period	vesting one-third every year
Options expired unexercised	453,856